Employee benefit liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Employee Benefit Liabilities [Abstract]
Schedule of Liabilities for Employee Benefits
	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Employee benefit	3,068	2,804	846
Accrual for annual leave	1,125	952	310
Defined benefit schemes (note 23)	1,055	878	291
	5,248	4,634	1,447